Schedule of Condensed Consolidating Guarantor Statements of Cash Flows (Detail) - USD ($) $ in Millions		9 Months Ended			12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating Activities
Net cash provided by (used in) operating activities		$ 299	$ 133		$ 158		$ 131		$ 213
Investing Activities
Capital expenditures for property and equipment		(25)	(16)		(26)		(12)		(12)
Proceeds from asset dispositions									6
Software capitalization costs		(12)	(5)		(8)		(6)		(5)
Investment in unconsolidated affiliate		(40)	0
Net cash used in investing activities		(77)	(21)		(34)		(18)		(11)
Financing Activities
Issuance of non-recourse debt		350	0		300				350
Repayment of non-recourse debt		(428)	(85)		(110)		(125)		(391)
Repayment of debt		(7)	0
Issuance of debt					200
Debt issuance costs		(5)	(6)		(10)				(6)
Change in restricted cash					(4)		8		(4)
Allocated Parent debt activity		0	111
Proceeds from stock option exercises		1	0
Allocated debt activity	[1]				111		(87)		(112)
Net transfers (to) from Parent		0	(114)	[1]	(567)	[1]	95	[1]	(39)	[1]
Distribution to Parent	[1]						(2)
Net cash provided by (used in) financing activities		(89)	(94)		(80)		(111)		(202)
Net increase in cash					44		2
Net increase (decrease) in cash, cash equivalents and restricted cash		133	18
Cash, beginning of period		48	4		4		2		2
Cash, cash equivalent and restricted cash, beginning of period		151	79		79
Cash, end of period		226			48		4		2
Cash, cash equivalent and restricted cash, end of period		284	97		151		79
Operating segments | Parent Company
Financing Activities
Debt issuance costs			(6)
Allocated Parent debt activity			111
Allocated debt activity	[1]				111
Net transfers (to) from Parent	[1]		(114)		(567)
Intercompany transfers			9		456
Operating segments | Subsidiary Issuer
Operating Activities
Net cash provided by (used in) operating activities		(16)			4
Financing Activities
Repayment of debt		(7)
Issuance of debt					200
Debt issuance costs					(4)
Intercompany transfers		23			(200)
Net cash provided by (used in) financing activities		16			(4)
Operating segments | Guarantor Subsidiaries
Operating Activities
Net cash provided by (used in) operating activities		135	16		408		(4)		184
Investing Activities
Capital expenditures for property and equipment		(23)	(16)		(26)		(12)		(12)
Proceeds from asset dispositions									6
Software capitalization costs		(12)	(5)		(8)		(6)		(5)
Investment in unconsolidated affiliate		(40)
Net cash used in investing activities		(75)	(21)		(34)		(18)		(11)
Financing Activities
Debt issuance costs					(3)
Proceeds from stock option exercises		1
Allocated debt activity	[1]						(87)		(112)
Net transfers (to) from Parent	[1]						95		(39)
Distribution to Parent	[1]						(2)
Intercompany transfers		60	25		(328)		18		(22)
Net cash provided by (used in) financing activities		61	25		(331)		24		(173)
Net increase in cash					43		2
Net increase (decrease) in cash, cash equivalents and restricted cash		121	20
Cash, beginning of period		47	4		4		2		2
Cash, cash equivalent and restricted cash, beginning of period		128	62		62
Cash, end of period		213			47		4		2
Cash, cash equivalent and restricted cash, end of period		249	82		128		62
Operating segments | Non-Guarantor Subsidiaries
Operating Activities
Net cash provided by (used in) operating activities		190	126		(187)		117		127
Investing Activities
Capital expenditures for property and equipment		(2)
Net cash used in investing activities		(2)
Financing Activities
Issuance of non-recourse debt		350			300				350
Repayment of non-recourse debt		(428)	(85)		(110)		(125)		(391)
Debt issuance costs		(5)			(3)				(6)
Change in restricted cash					(4)		8		(4)
Intercompany transfers		(93)	(43)		5				(76)
Net cash provided by (used in) financing activities		(176)	(128)		188		(117)		(127)
Net increase in cash					1
Net increase (decrease) in cash, cash equivalents and restricted cash		12	(2)
Cash, beginning of period		1
Cash, cash equivalent and restricted cash, beginning of period		23	17		17
Cash, end of period		13			1
Cash, cash equivalent and restricted cash, end of period		35	15		23		17
Consolidation, Eliminations
Operating Activities
Net cash provided by (used in) operating activities		(10)	(9)		(67)		18		(98)
Financing Activities
Intercompany transfers		10	9		67		(18)		98
Net cash provided by (used in) financing activities		$ 10	$ 9		$ 67		$ (18)		$ 98

[1]	Amounts represent activities with Hilton.